Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
27. Commitments and Contingencies Disclosure
Contractual commitments (excluding pensions and other post-retirement obligations, convertible debentures, long-term debt and AROs) for each of the next five years and in aggregate thereafter millions of dollars 2023 2024 2025 2026 2027 Thereafter Total
Transportation
(1)
$

693 $

516 $

423 $

383 $

367 $

2,817 $

5,199
Purchased power
(2)

269

243

237

228

243

2,145

3,365
Fuel, gas supply and storage

1,161

282

138

40

5

1

1,627
Capital projects

264

89

4

1 -

-

358
Equity investment commitments
(3)

240 -

-

-

-

-

240
Other

149

142

132

49

42

189

703
$

2,776 $

1,272 $

934 $

701 $

657 $

5,152 $

11,492
(1) Purchasing commitments for transportation of fuel and transportation capacity on various pipelines.

Includes a commitment of
$ 144

million related to a gas transportation contract between PGS and SeaCoast through 2040.
(2) Annual requirement to purchase electricity production from IPPs or other utilities over varying contract lengths.
(3) Emera has a commitment to make a final equity contribution to the LIL upon its commissioning. Once commissioned, the commercial agreements between Emera and Nalcor require true ups to finalize the respective investment obligations of the parties in
relation to the Maritime Link and LIL.